Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]
A summary of the RSUs activities for the year ended December 31, 2016 was as follows:

		Weighted average
	Number of RSUs	grant date fair value
Nonvested at January 1, 2016	—	$—
Granted	2,800,000	$4.7
Forfeited	—	$—
Vested	(2,800,000)	$4.7

Nonvested at December 31, 2016	—	$—